Estimated expenses for the comig year (Details) - G 1 Plan [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Cost of services, net	R$ 1,020
Interest costs	231,745
Net profitability on financial assets	(221,079)
Expenditures to be recognized by the employer	R$ 11,686